Lease - Supplemental information related to operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lease
Lease right-of-use assets, net	¥ 75,008	$ 10,875	¥ 176,258
Lease liabilities - current portion	45,955	6,663	80,582
Lease liabilities - non-current portion	39,968	$ 5,795	104,232
Total lease liabilities	¥ 85,923		¥ 184,814
Weighted average remaining lease term	2 years 2 months 26 days	2 years 2 months 26 days	2 years 9 months 3 days
Weighted average annual discount rate	4.75%	4.75%	4.75%